Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Expense [Abstract]
Raw materials and consumables	$ 343,557	$ 341,411
Salaries and employee benefits	185,056	161,939
Contractors	280,281	208,726
Repairs and maintenance	81,135	70,237
Site administration	114,252	106,803
Royalties	33,106	29,681
Operating expense, gross	1,037,387	918,797
Change in inventories	(47,801)	(154,565)
Total operating expense	989,586	764,232
Salaries and employee benefits	$ 207,100	$ 183,500